Income Taxes (Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Balance at beginning of year	¥ 7,318	¥ 6,056	¥ 6,431
Additions for tax positions of the current year	2,956	2,741	2,174
Additions for tax positions of prior years	250		165
Reductions for tax positions of prior years	(915)	(665)	(1,180)
Settlements with tax authorities		(370)	(505)
Other	673	(444)	(1,029)
Balance at end of year	¥ 10,282	¥ 7,318	¥ 6,056